PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
ACTIVE M EMERGING MARKETS EQUITY FUND
ACTIVE M INTERNATIONAL EQUITY FUND
MULTI-MANAGER GLOBAL REAL ESTATE FUND
(each a “Fund,” and together, the “Funds”)
SUPPLEMENT DATED JUNE 12, 2026 TO THE FUNDS’ PROSPECTUS AND SUMMARY PROSPECTUSES DATED JULY 31, 2025, AS SUPPLEMENTED
Effective June 12, 2026, Steve Indiveri is no longer a portfolio manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund. Effective June 12, 2026, all references to Steve Indiveri in the Active M Emerging Markets Equity Fund and Active M International Equity Fund’s Prospectuses are hereby deleted.
In addition, the Board of Trustees of Northern Funds has approved reductions to the management fees charged by Northern Trust Investments, Inc. (“NTI”), the investment adviser, for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, effective July 31, 2026. Also effective July 31, 2026, NTI has agreed to lower the contractual expense limitation amounts for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, which will have the effect of decreasing the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement.
Effective June 12, 2026, the Active M Emerging Markets Equity Fund and Active M International Equity Fund’s Prospectus and Summary Prospectuses are amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Active M Emerging Markets Equity Fund – Management” on page 165 of the Prospectus is deleted and replaced with the following:
INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB‑ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M Emerging Markets Equity Fund. Kaz Sikora, Senior Vice President of NTI, Luis Diez, Senior Vice President of NTI, Deepika Sharma, CFA, Senior Vice President of NTI, and Robert Dwinall, Vice President of NTI, have been managers of the Fund since May 2023, March 2026, March 2026, and June 2026, respectively. Axiom Investors LLC, FIAM LLC, and Westwood Global Investments, LLC each serves as a sub‑adviser of the Fund. From time to time, the Fund may have little or no assets allocated to any one particular sub‑adviser in light of economic or other conditions, as determined by NTI in its sole discretion. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub‑administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Active M International Equity Fund – Management” beginning on page 170 of the Prospectus is deleted and replaced with the following:
INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB‑ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M International Equity Fund. Kaz Sikora, Senior Vice President of NTI, Luis Diez, Senior Vice President of NTI, Deepika Sharma, CFA, Senior Vice President of NTI, and Robert Dwinall, Vice President of NTI, have been managers of the Fund since May 2023, March 2026, March 2026, and June 2026, respectively. AllianceBernstein L.P., Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP each serves as a sub‑adviser of the Fund. From time to time, the Fund may have little or no assets allocated to any one particular sub‑adviser in light of economic or other conditions, as determined by NTI in its sole discretion. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub‑administrator to the Fund.

3.	The first paragraph under the section entitled “FUND MANAGEMENT – ACTIVE M/ MULTI-MANAGER FUNDS” on page 195 of the Prospectus is deleted and replaced with the following:
The managers for the Active M Emerging Markets Equity Fund and Active M International Equity Fund are Kaz Sikora, Luis Diez, and Deepika Sharma, CFA, each a Senior Vice President of NTI, and Robert Dwinall, Vice President of NTI. Messrs. Sikora, Diez, and Dwinall, and Ms. Sharma have been managers of the Funds since May 2023, March 2026, June 2026, and March 2026, respectively. Mr. Sikora joined NTI in 2005 and is Head of Global Equity, senior research analyst, and portfolio manager on NTI’s Multi-Manager Investments team. Mr. Diez joined NTI in 2006 and is of the Global Director of Research on NTI’s Multi-Manager Solutions team. He is also a portfolio manager of the Multi-Manager Global Listed Infrastructure

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

Fund, Multi-Manager Global Real Estate Fund, and Multi-Manager High Yield Opportunity Fund. Ms. Sharma joined NTI in 2025 and is the Head of Multi-Asset Custom Solutions at NTI. Prior to joining NTI, Ms. Sharma held several leadership roles at BlackRock Investment Management from 2017 to 2025 and was most recently, the Global Head of Manager Selection. More information about Mr. Dwinall is provided below.
Effective July 31, 2026, the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Prospectus and Summary Prospectuses are amended as follows:

4.
The section entitled “FUND SUMMARIES – ACTIVE M EMERGING MARKETS EQUITY FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Shares Class
Management Fees(1)		0.95%
Other Expenses		0.33%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.29%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses		1.29%
Expense Reimbursement(3)		(0.30)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.99%

(1)	“Management Fees” have been restated to reflect current fees, effective July 31, 2026.

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.97%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$101	$379	$679	$1,530

5.
The section entitled “FUND SUMMARIES – MULTI-MANAGER GLOBAL REAL ESTATE FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Shares Class
Management Fees(1)		0.78%
Other Expenses		0.20%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.16%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses		0.99%
Expense Reimbursement(3)		(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.82%

(1)	“Management Fees” have been restated to reflect current fees, effective July 31, 2026.

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.80%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$84	$298	$531	$1,198
Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800‑595‑9111 northerntrust.com/funds	NF SPT PRO COMBO (6/26)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M EMERGING MARKETS EQUITY FUND

ACTIVE M INTERNATIONAL EQUITY FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED JUNE 12, 2026 TO THE FUNDS’ SAI DATED JULY 31, 2025, AS SUPPLEMENTED

Effective June 12, 2026, Steve Indiveri is no longer a portfolio manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund. Effective June 12, 2026, all references to Steve Indiveri in the Funds’ SAI are hereby deleted.

In addition, the Board of Trustees of Northern Funds has approved reductions to the management fees charged by Northern Trust Investments, Inc. (“NTI”), the investment adviser, for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, effective July 31, 2026. Also effective July 31, 2026, NTI has agreed to lower the contractual expense limitation amounts for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, which will have the effect of decreasing the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement.

Effective June 12, 2026, the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 114 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Active M Emerging Markets Equity Fund	Kaz Sikora, Luis Diez (g), Deepika Sharma(g), and Robert Dwinall(h)
Active M International Equity Fund	Kaz Sikora, Luis Diez (g), Deepika Sharma(g), and Robert Dwinall(h)

(g)	Became a Portfolio Manager effective March 11, 2026.

(h)	Became a Portfolio Manager effective June 12, 2026.

2.

The following information, as of May 31, 2026, with respect to Robert Dwinall replaces corresponding information under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 115 of the SAI:

The table below discloses the accounts within each type of category listed below for which Robert Dwinall* was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	2	$1,092	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Robert Dwinall became a Portfolio Manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund effective June 12, 2026.

3.

The following information, as of May 31, 2026, replaces corresponding information for Robert Dwinall in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 130 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Robert Dwinall[24]	Multi-Manager Global Listed Infrastructure Fund	None
Robert Dwinall[24]	Multi-Manager Global Real Estate Fund	None
Robert Dwinall[24]	Active M Emerging Markets Equity Fund	None
Robert Dwinall[24]	Active M International Equity Fund	None

[24]	Robert Dwinall became a Portfolio Manager of the Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Active M Emerging Markets Equity Fund, and Active M International Equity Fund effective March 11, 2026, March 11, 2026, June 12, 2026, and June 12, 2026, respectively. Information provided is as of May 31, 2026.

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

Effective July 31, 2026, the SAI is amended as follows:

4.

The information for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund in the table under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Management Agreement and Sub-Advisory Agreements” on page 100 of the SAI is replaced with the following:

	CONTRACTUAL MANAGEMENT FEE RATE
	First $1 Billion	Next $1 Billion	Over $2 Billion
Active M Emerging Markets Equity Fund(1)	0.95%	0.922%	0.894%
Multi-Manager Global Real Estate Fund(2)	0.78%	0.757%	0.734%

(1)	Prior to July 31, 2026, NTI was entitled to a management fee at the annual rate of 1.08% of the first $1 billion, 1.048% of the next $1 billion, and 1.017% of the amount over $2 billion of the Fund’s average daily net assets.

(2)	Prior to July 31, 2026, NTI was entitled to a management fee at the annual rate of 0.89% of the first $1 billion, 0.863% of the next $1 billion, and 0.837% of the amount over $2 billion of the Fund’s average daily net assets.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (6/26)

NORTHERN FUNDS PROSPECTUS